Income Taxes - Schedule of reconciliation of income taxes at the statutory rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Income for the year before tax	$ 1,612	$ 32,685
Federal income tax rate	27.00%	27.00%
Income tax expense based on statutory rate	$ 435	$ 8,825
Permanent differences	2,394	3,159
Foreign exchange	(272)	318
Prior year adjustments	606	6,400
Change in valuation allowance	(5,834)	(13,587)
Other	(1,516)	341
Effect of tax rate in foreign jurisdictions	8,795	729
Tax expense	$ 4,608	$ 6,185